Leases	12 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [abstract]
Leases	Leases
The Company leases certain properties under non-cancellable lease agreements that relate to office spaces and vehicles. The remaining lease terms are between one and eight years.
The roll-forward of lease right-of-use assets is as follows:

	2022	2021
Cost	$	$
Balance - Beginning of fiscal year	27,054	18,403
Additions	6,934	5,255
Acquired in business combinations	5,160	7,439
Modifications to and disposals of lease contracts	(1,863)	(4,373)
Exchange differences	(284)	330
Balance - End of fiscal year	37,001	27,054

Accumulated depreciation
Balance - Beginning of fiscal year	5,848	2,446
Depreciation charge	7,743	3,876
Modifications to and disposals of lease contracts	(2,071)	(544)
Exchange differences	(58)	70
Balance - End of fiscal year	11,462	5,848

Cost, net accumulated depreciation
Balance - Beginning of fiscal year	21,206	15,957
Balance - End of fiscal year	25,539	21,206

Offices	24,655	20,355
Vehicles	884	851
The maturity analysis of lease liabilities as at March 31, 2022 is as follows:

Fiscal Year	$

2023	7,633
2024	6,032
2025	5,165
2026	3,583
2027	2,395
2028 and thereafter	5,862

Total minimum payments	30,670
Expenses relating to short-term leases, including those excluded due to the election of the practical expedient, as well as variable lease payments not included in the measurement of lease liabilities, were approximately $3,455 for the fiscal year ended March 31, 2022 (2021 - $2,000). The interest expense for the fiscal year ended March 31, 2022 was $1,204 (2021 - $1,048).